Income tax - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 92.9	$ 0.0
Acquired as part of APR Energy Acquisition	0.0	91.7
Increase in unrecognized tax benefit	3.5	1.2
Ending Balance	$ 96.4	$ 92.9